Stockholders’ Equity (Deficit) (Details) - USD ($)						1 Months Ended								3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 05, 2023	Dec. 20, 2022	Jul. 17, 2022	Dec. 08, 2021	Aug. 04, 2021	Aug. 31, 2023	Apr. 30, 2023	May 19, 2022	Sep. 30, 2021	Aug. 31, 2021	Feb. 26, 2021	Feb. 19, 2021	Oct. 17, 2017	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 09, 2023	Dec. 15, 2022	Aug. 23, 2021	Nov. 06, 2020
Stockholders’ Equity (Deficit) (Details) [Line Items]
Par value per share (in Dollars per share)														$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock shares authorized (in Shares)														5,000,000			5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)														$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares authorized (in Shares)														100,000,000			100,000,000		100,000,000	100,000,000
Aggregate shares (in Shares)	1,170,680
Warrants exercise price (in Dollars per share)										$ 150										$ 100		$ 1.78
Warrants term										5 years										5 years
Placement agent fees and offering expenses																				$ 968,930
Allocated to common stock																				364,812
Allocated to warrant liabilities																				604,118
Purchasers aggregate amount																				174,993
Maximum purchase aggregate amount																				583,310
Incurred damages																				524,979
Aggregate accrued interest																$ 105,850
Price per share (in Dollars per share)																$ 54.6
Cash payment													$ 275,000
Restricted shares, issued (in Shares)													11,250
Restricted shares value													$ 1,973,250		$ 6,075			$ 20,250	$ 261,704
Accounts payable													1,750,000
Gain (loss) on settlement of liabilities													$ 223,250
Aggregate shares of common stock (in Shares)																						666,925
Warrants shares (in Shares)														3,948,460			3,948,460
Placement agent fees and offering expenses										$ 1,120,000
Stated value																				7,500
Aggregate shares (in Shares)		215,000	175,000																600
Warrants exercise price (in Shares)			0.0001			0.0001													81
Warrant shares (in Shares)																			1,499,286
Warrants exercised							$ 117												$ 263
Unrecognized stock based compensation expense																			$ 48,600	$ 4,202,495
Restricted Stock (in Shares)														3,645					26,325
Special voting shares (in Shares)																				73,224
Granted options					10 years						10 years
Purchase of aggregate shares (in Shares)				33,750	21,800			5,700			79,000								6,707
Options exercisable (in Dollars per share)				$ 79	$ 151.2			$ 27.2			$ 88.6								$ 27.2
Vest rate percentage											20.00%
Grant rate percentage											80.00%
Aggregate grant date value				$ 2,077,953	$ 2,180,375			$ 115,936			$ 4,810,527			$ 60,624
Weighted average remaining vesting period					4 years															2 years 2 months 8 days
Shares grant dated value (in Shares)																			6,707
Grant value																			$ 13,500
Stock based compensation expense																				$ 2,852,309	$ 2,607,501
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Par value per share (in Dollars per share)												$ 91												$ 120
Aggregate shares (in Shares)												128,200
Aggregate gross proceeds										15,000,000		$ 11,700,000
Offering expenses										$ 13,900,000		$ 10,700,000
Aggregate shares of common stock (in Shares)																								125,000
Purchase of aggregate shares (in Shares)																			13,500
Aggregate grant date value																			$ 130,000
Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Allocated to warrant liabilities																				$ 604,118
Warrants shares (in Shares)																								125,000
Warrants exercised																	$ 66
Warrants [Member] | Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate shares (in Shares)												128,200
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock shares authorized (in Shares)																									5,000,000
Preferred stock, par value (in Dollars per share)																									$ 0.0001
Shares issued (in Shares)																			14,026
Net of preferred stock																			$ 331,591
Class A preferred stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred shares issued (in Shares)																									1,000,000
Designated shares (in Shares)																									1
Voting share (in Shares)																									1
PIPE [Member] | Minimum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Beneficial ownership interest										4.99%										4.99%
PIPE [Member] | Maximum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Beneficial ownership interest										9.99%										9.99%
Conversions [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate principal amount																$ 365,750
Aggregate accrued interest																$ 66,633
Aggregate shares of common stock (in Shares)																7,920
Convertible Notes Payable [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate principal amount																$ 1,234,333
Aggregate shares of common stock (in Shares)																23,357
Convertible Notes Payable [Member] | Minimum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Conversion price (in Dollars per share)																$ 49
Convertible Notes Payable [Member] | Maximum [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Conversion price (in Dollars per share)																$ 65.8
Common Stock Issued for Services [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate shares (in Shares)																				15,878
Aggregate issuance date fair value																				$ 1,785,366
July Twenty Two Pre Funded Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate shares (in Shares)			131,604
Warrants exercise price (in Shares)			21.2
Aggregate gross proceeds			$ 6,499,737
Financing Receivable, Writeoff after Recovery to Average Outstanding, Percent			9.99%
December 2022 Common Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants term																			5 years
Aggregate shares (in Shares)		2,571,429	306,604
Financing Receivable, Writeoff after Recovery to Average Outstanding, Percent																			4.99%
Exercise price per share (in Dollars per share)																			$ 3.5
July2022 Common Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants term																			5 years
Financing Receivable, Writeoff after Recovery to Average Outstanding, Percent																			4.99%
Exercise price per share (in Dollars per share)																			$ 21.2
December Twenty Two Pre Funded Warrants Member
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate shares (in Shares)		1,499,286
Warrants exercise price (in Shares)																			0.0001
Financing Receivable, Writeoff after Recovery to Average Outstanding, Percent																			4.99%
Warrant shares (in Shares)																			131,604
Warrants exercised																			$ 150
December Twenty Two Offering Member
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants exercise price (in Shares)		3.5
Aggregate gross proceeds																			$ 6,000,000
Related Party Loans [Member] | Convertible Notes Payable [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate principal amount									$ 693,371
Aggregate accrued interest									$ 157,741
Aggregate shares of common stock (in Shares)									7,093
Conversion price (in Dollars per share)																				$ 1,250
Conversion price per share (in Dollars per share)									$ 120
Board of Directors [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Granted options								1 year